Derivative Instruments and Hedging Activities (Details Textuals) € in Millions, $ in Millions	3 Months Ended			6 Months Ended		8 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Nov. 21, 2016 EUR (€)	Jul. 25, 2016 USD ($)	Apr. 29, 2016 USD ($)	Apr. 29, 2016 EUR (€)	Nov. 23, 2015 USD ($)	Nov. 23, 2015 EUR (€)	Mar. 31, 2006 USD ($)
Derivative Instruments and Hedging Activities (Textuals)
Fair value of investment hedge contracts	$ (3.8)	$ 1.0		$ (3.8)
Document Period End Date				Jun. 30, 2016
(Loss) gain on investment hedge derivative	(6.0)		$ (1.5)	$ (11.5)	$ 5.1
Maximum maturities of Foreign exchange forward contracts				24 months
Fair value of non-designated foreign exchange forward contracts	1.7	0.9		$ 1.7
Derivative, Number of Instruments Held								1	1	2	2
Notional amount of pay-fixed receive-variable interest rate swap								$ 820.9	€ 713.0	$ 1,547.1	€ 1,416.0
Proceeds from sale of foreign currency option contract				42.6	0.0
Increase (Decrease) in Derivative Assets and Liabilities				12.9	0.0
Derivative, Forward Interest Rate								1.1514	1.1514
Increase (Decrease) in Derivative Assets	$ 23.6			(12.9)
Foreign currency option contract
Derivative Instruments and Hedging Activities (Textuals)
Proceeds from sale of foreign currency option contract				42.6
Increase (Decrease) in Derivative Assets and Liabilities		(7.0)		$ (35.6)
Weighted average strike price	1.09			1.09
Interest rate hedges
Derivative Instruments and Hedging Activities (Textuals)
Notional amount of pay-fixed receive-variable interest rate swap												$ 200.0
Number of Interest Rate Derivatives Held	0			0
Gain recognized on designated cash flow hedges			$ 0.2		$ 0.5
Subsequent Event [Member] | Wincor Nixdorf [Member]
Derivative Instruments and Hedging Activities (Textuals)
Payments to Acquire Businesses, Gross | €						€ 1,162.2
Fair Value, Measurements, Recurring [Member] | Foreign currency option contract
Derivative Instruments and Hedging Activities (Textuals)
Derivative Asset	$ 0.0	7.0		$ 0.0
Fair Value, Measurements, Recurring [Member] | Foreign exchange forward contracts
Derivative Instruments and Hedging Activities (Textuals)
Derivative Asset	4.1	3.5		4.1
Derivative Liability	(28.9)	$ (1.5)		(28.9)
Fair Value, Measurements, Recurring [Member] | Subsequent Event [Member] | Foreign exchange forward contracts
Derivative Instruments and Hedging Activities (Textuals)
Derivative Liability							$ (30.2)
Not Designated as Hedging Instrument [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange forward contracts
Derivative Instruments and Hedging Activities (Textuals)
Derivative Liability	$ (22.7)			$ (22.7)